Pay vs Performance Disclosure - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 15, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our NEOs and certain measures of company performance. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”
The following table provides information regarding compensation actually paid to our principal executive officer (“PEO”) and other NEOs for each year from 2020 to 2024, compared to our total shareholder return (“TSR”) from December 31, 2020 through the end of each such year, and our net income for each such year. We do not have a company-selected measure (“CSM”) because our NEOs’ compensation is not linked to any other financial performance measures.

Year (a)	Summary Compensation Table Total for First PEO (b)(1)(3)	Compensation Actually Paid to First PEO (c)(1)(4)	Summary Compensation Table Total for Second PEO (b)(2)(3)	Compensation Actually Paid to Second PEO (c)(2)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (d)(6)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return (f)(7)	Peer Group Total Shareholder Return (g)(8)	Net Loss (Millions) (h)(9)
2024	$4,131,290	$2,379,980	NA	NA	$1,588,170	$963,055	$4.05	$13.05	($111.7)
2023	$1,546,477	$2,136,238	NA	NA	$1,334,573	$1,145,469	$6.53	$21.73	($117.2)
2022	$2,906,639	$5,477,118	NA	NA	$1,003,683	$560,004	$5.03	$22.55	($151.0)
2021	$8,996,489	($4,543,508)	NA	NA	$2,039,077	($686,060)	$15.28	$63.31	($145.5)
2020	$21,298,608	$9,367,728	$4,317,964	$4,527,456	$2,282,480	$1,512,068	$94.10	$141.57	($130.9)

(1)	Our first PEO was Laurent Fischer.
(2)	Our second PEO was Leone Patterson, who was the PEO for only part of 2020.
(3)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(4)
Compensation actually paid does not mean that our PEO was actually paid those amounts in 2024, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

2024
Summary Compensation Table Total(a)	$4,131,290
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	($3,010,615)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$1,088,642
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	($119,486)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$290,149
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0
Add Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	$2,379,980

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of 2024, and as of each vesting date during 2024. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock Plans” in Note 9 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024 for additional details.
(5)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023	2024
Aaron Osborne	Julie Clark	Richard Beckman	Linda Rubinstein	Rabia Gurses Ozden
Angela Thedinga	Christopher DeRespino	Rupert D’Souza	Setareh Seyedkazemi	Linda Rubinstein
	Rupert D’Souza	John Rakow	Peter Soparkar	Setareh Seyedkazemi
	Thomas Leung	Linda Rubinstein		Peter Soparkar
	Leone Patterson	Setareh Seyedkazemi
	Brigit Riley	Peter Soparkar
Peter Soparkar
Angela Thedinga
Jack Thrift

(6)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

2024
Summary Compensation Table Total(a)	$1,588,170
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	($908,893)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$371,347
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	($87,537)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	($32)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0
Add Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	$963,055

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of 2024, and as of each vesting date during 2024. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Equity Incentive Plans” in Note 9 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024 for additional details.

(7)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(8)
The peer group is the same as the group used for compensation benchmarking that is disclosed in our “Compensation Discussion and Analysis,” which was updated in September 2024 as described under “Compensation Discussion and Analysis—Competitive Market Pay Information.” We have calculated total shareholder return for 2020, 2021, 2022, 2023 and 2024 using the 2024 Peer Group. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. In comparison, the value of $100 invested in the previous peer group would be as follows: 2024: $10.98; 2023: $18.70; 2022: $21.76; 2021: $62.29; 2020: $109.76.

(9)	The dollar amounts reported are the Company's net loss reflected in the Company’s audited financial statements.

Company Selected Measure Name			do not have a company-selected measure
Named Executive Officers, Footnote
(1)	Our first PEO was Laurent Fischer.
(2)	Our second PEO was Leone Patterson, who was the PEO for only part of 2020.
(5)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023	2024
Aaron Osborne	Julie Clark	Richard Beckman	Linda Rubinstein	Rabia Gurses Ozden
Angela Thedinga	Christopher DeRespino	Rupert D’Souza	Setareh Seyedkazemi	Linda Rubinstein
	Rupert D’Souza	John Rakow	Peter Soparkar	Setareh Seyedkazemi
	Thomas Leung	Linda Rubinstein		Peter Soparkar
	Leone Patterson	Setareh Seyedkazemi
	Brigit Riley	Peter Soparkar
Peter Soparkar
Angela Thedinga
Jack Thrift

Peer Group Issuers, Footnote
(8)
The peer group is the same as the group used for compensation benchmarking that is disclosed in our “Compensation Discussion and Analysis,” which was updated in September 2024 as described under “Compensation Discussion and Analysis—Competitive Market Pay Information.” We have calculated total shareholder return for 2020, 2021, 2022, 2023 and 2024 using the 2024 Peer Group. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. In comparison, the value of $100 invested in the previous peer group would be as follows: 2024: $10.98; 2023: $18.70; 2022: $21.76; 2021: $62.29; 2020: $109.76.

Changed Peer Group, Footnote
(8)
The peer group is the same as the group used for compensation benchmarking that is disclosed in our “Compensation Discussion and Analysis,” which was updated in September 2024 as described under “Compensation Discussion and Analysis—Competitive Market Pay Information.” We have calculated total shareholder return for 2020, 2021, 2022, 2023 and 2024 using the 2024 Peer Group. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. In comparison, the value of $100 invested in the previous peer group would be as follows: 2024: $10.98; 2023: $18.70; 2022: $21.76; 2021: $62.29; 2020: $109.76.

Adjustment To PEO Compensation, Footnote
(4)
Compensation actually paid does not mean that our PEO was actually paid those amounts in 2024, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

2024
Summary Compensation Table Total(a)	$4,131,290
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	($3,010,615)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$1,088,642
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	($119,486)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$290,149
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0
Add Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	$2,379,980

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of 2024, and as of each vesting date during 2024. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock Plans” in Note 9 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024 for additional details.

Non-PEO NEO Average Total Compensation Amount			$ 1,588,170	$ 1,334,573	$ 1,003,683	$ 2,039,077	$ 2,282,480
Non-PEO NEO Average Compensation Actually Paid Amount			$ 963,055	1,145,469	560,004	(686,060)	1,512,068
Adjustment to Non-PEO NEO Compensation Footnote
(6)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

2024
Summary Compensation Table Total(a)	$1,588,170
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	($908,893)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$371,347
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	($87,537)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	($32)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0
Add Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	$963,055

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for 2024.
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of 2024, and as of each vesting date during 2024. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Equity Incentive Plans” in Note 9 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024 for additional details.

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid (CAP) Versus Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income			Compensation Actually Paid Versus Net Loss
Total Shareholder Return Vs Peer Group			Compensation Actually Paid (CAP) Versus Total Shareholder Return (TSR)
Total Shareholder Return Amount			$ 4.05	6.53	5.03	15.28	94.1
Peer Group Total Shareholder Return Amount			13.05	21.73	22.55	63.31	141.57
Net Income (Loss)			$ (111,700,000)	$ (117,200,000)	$ (151,000,000)	$ (145,500,000)	(130,900,000)
PEO Name	Leone Patterson	Laurent Fischer	Laurent Fischer	Laurent Fischer	Laurent Fischer	Laurent Fischer
Previous Peer Group Total Shareholder Return Amount			$ 10.98	$ 18.7	$ 21.76	$ 62.29	109.76
Laurent Fischer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,131,290	1,546,477	2,906,639	8,996,489	21,298,608
PEO Actually Paid Compensation Amount			2,379,980	$ 2,136,238	$ 5,477,118	$ (4,543,508)	9,367,728
Leone Patterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,317,964
PEO Actually Paid Compensation Amount							$ 4,527,456
PEO | Laurent Fischer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,010,615)
PEO | Laurent Fischer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,088,642
PEO | Laurent Fischer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(119,486)
PEO | Laurent Fischer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurent Fischer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			290,149
PEO | Laurent Fischer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurent Fischer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(908,893)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			371,347
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(87,537)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0